Regulatory Requirements and Restrictions (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Bank's Actual Capital Amounts and Ratios

The Company’s and the Bank’s actual capital amounts and ratios as of December 31, 2015 and December 31, 2014, are presented in the following tables:

					Minimum
					To Be Well
					Capitalized Under
			Minimum		Prompt Corrective
	Actual		Capital Requirement		Action Provisions
(Dollars in Thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2015:
Total Risk Based Capital (to Risk Weighted Assets)
Consolidated	$49,305	15.54%	$25,380	8.00%	N/A	N/A
Bank of Lancaster	42,923	13.64%	25,176	8.00%	$31,471	10.0%
Tier 1 Capital (to Risk Weighted Assets)
Consolidated	38,492	12.13%	19,035	6.00%	N/A	N/A
Bank of Lancaster	38,986	12.39%	18,882	6.00%	$25,176	8.0%
Common Equity Tier 1 Capital (to Risk Weighted Assets)
Consolidated	38,492	12.13%	14,276	4.50%	N/A	N/A
Bank of Lancaster	38,986	12.39%	14,162	4.50%	$20,456	6.5%
Tier 1 Capital (to Average Assets)
Consolidated	38,492	8.84%	17,420	4.00%	N/A	N/A
Bank of Lancaster	38,986	9.11%	17,125	4.00%	$21,406	5.0%

					Minimum
					To Be Well
					Capitalized Under
			Minimum		Prompt Corrective
	Actual		Capital Requirement		Action Provisions
(Dollars in Thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2014:
Total Risk Based Capital (to Risk Weighted Assets)
Consolidated	$41,445	15.02%	$22,074	8.00%	N/A	N/A
Bank of Lancaster	36,446	13.30%	21,927	8.00%	$27,409	10.0%
Tier 1 Capital (to Risk Weighted Assets)
Consolidated	38,240	13.86%	11,037	4.00%	N/A	N/A
Bank of Lancaster	33,241	12.13%	10,964	4.00%	$16,445	6.0%
Tier 1 Capital (to Average Assets)
Consolidated	38,240	10.36%	14,770	4.00%	N/A	N/A
Bank of Lancaster	33,241	9.07%	14,664	4.00%	$18,329	5.0%